Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
16. Related Party Transactions

During the six months ended June 30, 2013, there were no material changes to the Company’s transactions with related parties from those disclosed in “Note 14. Related Party Transactions” in the notes to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012, filed with the SEC on March 14, 2013 which disclosure is hereby incorporated by reference herein, except for the following:

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL in connection with Mr. Lerner’s separation from the Company.  Pursuant to this agreement, the Company purchased 50,000 shares of DCL’s common stock, $0.001 par value per share, for an aggregate purchase price of $50,000 in April 2013.  As a secondary investment, the Company agreed to purchase 150,000 additional shares of common stock for an aggregate purchase price of $150,000.  The second investment is being paid in six quarterly installments of $25,000 with the first payment made in July 2013.

On April 10, 2013, the Company awarded Mr. Lerner 5,000,000 restricted shares of common stock.  Pursuant to the terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.

On April 10, 2013, the Company awarded Mr. Pedersen 480,000 restricted shares of common stock.  Pursuant to the terms of the restricted stock award agreement, (i) fifty percent (50%) of the restricted shares will vest on the third anniversary of grant date, and (ii) the remaining fifty percent (50%) of the restricted shares will vest on the fourth anniversary of grant date; provided, that any unvested shares will immediately vest on the effective date of a change in control.

On April 10, 2013, the Company also awarded Mr. Pedersen a stock option to purchase 700,000 shares of the Company’s common stock at an exercise price of $0.52 per share.  The shares of common stock underlying Mr. Pedersen’s stock option will vest one-fourth on each of the first, second, third and fourth anniversaries of the date of grant; provided, that (i) upon the effective date of a “change in control,” 50% of all then unvested shares of common stock underlying the option will vest immediately and the remaining unvested shares of common stock underlying the option will vest on the earlier of (a) the original vesting date or (b) equally on the first and second anniversary of the effective date of the change in control (subject to early termination or forfeiture in accordance with the terms of the stock option agreement), (ii) any vested options will be forfeited immediately upon violation of any non-competition or non-solicitation agreement between the Company and Mr. Pedersen and (iii) upon termination of Mr. Pedersen’s employment without cause, the option will remain exercisable until the tenth anniversary of the date of grant to the extent the shares underlying the option are vested.

At June 30, 2013, the Company had notes receivable in the aggregate amount of $168,098 due from one current and two former employees (see Note 8).

14.  Related Party Transactions

At December 31, 2012, the Company had notes receivable in the aggregate amount of $165,716 due from current and former employees (see Note 7).

During the fourth quarter of 2011, an aggregate of 5,150,000 shares of restricted stock, having a fair value of $2,762,500, were granted to the Company’s chief executive officer and Darrell Lerner that vest upon the earlier of the tenth anniversary of the date of grant or a change in control.  These shares have voting rights, but are not transferable and are not considered outstanding as of December 31, 2012 as they had not vested.  On December 28, 2012, the 300,000 shares of restricted stock previously granted to Darrell Lerner were cancelled in exchange for a new award of 325,000 restricted shares, having a fair value of $364,000, which will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without “cause”.  Accordingly, 5,175,000 shares were recorded as issued on the Company’s Consolidated Balance Sheet at December 31, 2012.

On June 1, 2012, the Company entered into a two-year consulting agreement with Byron Lerner.  Pursuant to the consulting agreement, Mr. Byron Lerner has agreed to provide consulting services related to (i) monitoring revenue and various traffic and engagement statistics for the purpose of proactively uncovering inconsistencies or bugs, as well as (ii) providing strategic advice along with business and financial introductions as requested.  During the consulting period, the Company will pay Mr. Byron Lerner a monthly consulting fee of $8,000 as well as reimbursement for certain expenses incurred during the performance of the consulting services.

On January 31, 2013, the Company entered into a severance and general release agreement with Darrell Lerner pursuant to which his employment with the Company was terminated.  Pursuant to this agreement, the Company granted 150,000 restricted shares of common stock to Mr. Darrell Lerner that will vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner’s termination of service without “cause”; or (iv) the date of Mr. Darrell Lerner’s termination of service due to the Company’s nonrenewal of the consulting agreement without “cause” (See Note 15).

On January 31, 2013, the Company entered into a three-year consulting agreement with Darrell Lerner (See Note 15).

On January 31, 2013, the Company entered into a subscription agreement with DCL Ventures, Inc. and Darrell Lerner (See Note 15).